Cash Distributions and Earnings per Unit - Percentage Interest in Distributions (Details)	6 Months Ended
Jun. 30, 2020 $ / shares
Minimum Quarterly Distribution | Incentive Distribution Right Holder
Schedule of Capitalization, Equity [Line Items]
Percentage allocations of the additional available cash	0.00%
First Target Distribution | Incentive Distribution Right Holder
Schedule of Capitalization, Equity [Line Items]
Percentage allocations of the additional available cash	0.00%
Second Target Distribution | Incentive Distribution Right Holder
Schedule of Capitalization, Equity [Line Items]
Percentage allocations of the additional available cash	13.00%
Third Target Distribution | Incentive Distribution Right Holder
Schedule of Capitalization, Equity [Line Items]
Percentage allocations of the additional available cash	23.00%
Thereafter | Incentive Distribution Right Holder
Schedule of Capitalization, Equity [Line Items]
Percentage allocations of the additional available cash	48.00%
Total Quarterly Distribution Target Amount | Minimum Quarterly Distribution
Schedule of Capitalization, Equity [Line Items]
Distribution Per Unit	$ 5.25
Total Quarterly Distribution Target Amount | First Target Distribution
Schedule of Capitalization, Equity [Line Items]
Distribution Per Unit	6.0375
Total Quarterly Distribution Target Amount | Second Target Distribution | Minimum [Member]
Schedule of Capitalization, Equity [Line Items]
Distribution Per Unit	6.0375
Total Quarterly Distribution Target Amount | Second Target Distribution | Maximum [Member]
Schedule of Capitalization, Equity [Line Items]
Distribution Per Unit	6.5625
Total Quarterly Distribution Target Amount | Third Target Distribution | Minimum [Member]
Schedule of Capitalization, Equity [Line Items]
Distribution Per Unit	6.5625
Total Quarterly Distribution Target Amount | Third Target Distribution | Maximum [Member]
Schedule of Capitalization, Equity [Line Items]
Distribution Per Unit	7.875
Total Quarterly Distribution Target Amount | Thereafter
Schedule of Capitalization, Equity [Line Items]
Distribution Per Unit	$ 7.875
Common Unitholders | Minimum Quarterly Distribution
Schedule of Capitalization, Equity [Line Items]
Percentage allocations of the additional available cash	98.00%
Common Unitholders | First Target Distribution
Schedule of Capitalization, Equity [Line Items]
Percentage allocations of the additional available cash	98.00%
Common Unitholders | Second Target Distribution
Schedule of Capitalization, Equity [Line Items]
Percentage allocations of the additional available cash	85.00%
Common Unitholders | Third Target Distribution
Schedule of Capitalization, Equity [Line Items]
Percentage allocations of the additional available cash	75.00%
Common Unitholders | Thereafter
Schedule of Capitalization, Equity [Line Items]
Percentage allocations of the additional available cash	50.00%
General Partner | Minimum Quarterly Distribution
Schedule of Capitalization, Equity [Line Items]
Percentage allocations of the additional available cash	2.00%
General Partner | First Target Distribution
Schedule of Capitalization, Equity [Line Items]
Percentage allocations of the additional available cash	2.00%
General Partner | Second Target Distribution
Schedule of Capitalization, Equity [Line Items]
Percentage allocations of the additional available cash	2.00%
General Partner | Third Target Distribution
Schedule of Capitalization, Equity [Line Items]
Percentage allocations of the additional available cash	2.00%
General Partner | Thereafter
Schedule of Capitalization, Equity [Line Items]
Percentage allocations of the additional available cash	2.00%